Intangible Assets (Details Narrative) - Prolieve Technology [Member] - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Acquisition cost	$ 2,500,000
Amortization period of Intangible assets	A straight-line basis until 2029
Amortization expenses	$ 246,212	$ 246,212	$ 246,212
Intellectual Property [Member]
Property and equipments expiration, description	September 2021 and continuing until February 2029.